Concentrations - Schedules of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer A [Member]
Schedules of Revenue [Line Items]
Customer concentration risk percentage	100.00%		99.60%			[1]
Customer B [Member]
Schedules of Revenue [Line Items]
Customer concentration risk percentage		[1]		[1]	92.00%

[1]	Less than 10%